Note 16 - Investments Accounted for Using The Equity Method (Details Textual) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended				24 Months Ended	51 Months Ended
	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2021	Jun. 29, 2021	Jun. 30, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 29, 2021
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%			50.00%	50.00%
Investments in joint ventures	$ 14.1
Joint venture agreement, potential brokerage commissions	$ 0.8
Purchase of investments other than investments accounted for using equity method								$ 13.1
Capitalized cost, written off			$ 7.0
Innovative Solar Ventures I, LLC [member] | Trade and other current payables [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method							$ 1.1
ISS Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture				50.00%
Percentage of voting equity interests acquired			50.00%				50.00%
Total consideration transferred, acquisition-date fair value			$ 1.0				$ 1.0
Investments accounted for using equity method, amount derecognized			$ 8.1
Percentage of capitalized project development costs recorded as intangibles upon business acquisition			100.00%